INTANGIBLE ASSETS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Amortization of intangible assets	$ 246	¥ 1,793	$ 460	¥ 8,103	¥ 5,530